Variable interest entities and securitizations	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Variable interest entities and securitizations
24. Variable interest entities and securitizations
Variable interest entities
In the normal course of business, the MHFG Group is involved with VIEs primarily through the following types of transactions: asset-backed commercial paper/loan programs, asset-backed securitizations, investments in securitization products, investment funds, trust arrangements, structured finance, and funding vehicles. The Group consolidates certain of these VIEs, where the Group is deemed to be the primary beneficiary because it has both (1) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (2) the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. The MHFG Group reassesses whether it is the primary beneficiary on an ongoing basis as long as the Group has any continuing involvement with the VIE. There are also other VIEs, where the Group has determined that it is not the primary beneficiary but has significant variable interests. In evaluating the significance of the variable interests, the Group takes into consideration the extent of its involvement with each VIE, such as the seniority of its investments, the share of its holding in each tranche and the variability it expects to absorb, as well as other relevant facts and circumstances. The likelihood of loss is not necessarily relevant to the determination of significance, and therefore, “significant” does not imply that there is high likelihood of loss. The maximum exposure to loss that is discussed in this section refers to the maximum loss that the Group could possibly be required to record in its consolidated statements of income as a result of its involvement with the VIEs. This represents exposures associated with both on-balance-sheet
assets and
off-balance-sheet
liabilities related to the VIEs. Further, this maximum potential loss is disclosed regardless of the probability of such losses and, therefore, it is not indicative of the ongoing exposure which is managed within the Group’s risk management framework.

The table below shows the consolidated assets of the Group’s consolidated VIEs as well as total assets and maximum exposure to loss for its significant unconsolidated VIEs, in which the Group has determined that its maximum exposure to loss is greater than specific thresholds or meets certain other criteria as of March 31, 2021 and 2022:

	Consolidated VIEs	Significant unconsolidated VIEs
2021	Consolidated assets	Total assets	Maximum exposure to loss

	(in billions of yen)
Asset-backed commercial paper/loan programs	2,628	—	—
Asset-backed securitizations	921	127	48
Investments in securitization products	390	—	—
Investment funds	2,299	3,219	768
Trust arrangements and other	5,535	—	—

Total	11,773	3,346	816

	Consolidated VIEs	Significant unconsolidated VIEs
2022	Consolidated assets	Total assets	Maximum exposure to loss

	(in billions of yen)
Asset-backed commercial paper/loan programs	2,709	—	—
Asset-backed securitizations	1,363	190	90
Investments in securitization products	388	—	—
Investment funds	1,816	3,392	719
Trust arrangements and other	5,299	—	—

Total	11,575	3,582	809

As of March 31, 2021 and 2022, the noncontrolling interests in consolidated VIEs amounted to ¥464 billion and ¥
388
billion, respectively, and are included in the Group’s equity-classified noncontrolling interests.
The Group has not provided financial or other support to consolidated or unconsolidated VIEs that the Group was not previously contractually required to provide.
The tables below present the carrying amounts and classification of assets and liabilities on the MHFG Group’s balance sheets that relate to its variable interests in significant unconsolidated VIEs, as of March 31, 2021 and 2022:

Assets on the MHFG Group’s balance sheets related to unconsolidated VIEs:	2021	2022

	(in billions of yen)

Trading account assets	127	143
Investments	513	430
Loans	66	92

Total	706	665

Liabilities on the MHFG Group’s balance sheets and maximum exposure to loss related to unconsolidated VIEs:	2021	2022

	(in billions of yen)
Payables under securities lending transactions	53	54
Trading account liabilities	2	2

Total	55	56

Maximum exposure to loss (Note)	816	809

Note:
This represents the maximum amount the Group could possibly be required to record in its consolidated statements of income associated with on-balance-sheet
exposures and
off-balance-sheet
liabilities such as undrawn commitments.

In the table above the nature of the Group’s variable interest can take different forms, as described further in the notes below. Additionally the Group’s exposure to the obligations of VIEs is generally limited to its interest in these entities. In certain instances the Group provides undrawn commitments to the VIEs.
The Group’s maximum exposure to loss presented in the table above does not include the benefit of offsetting financial instruments that are held to mitigate the risks associated with these variable interests. Furthermore, the Group’s maximum exposure to loss presented in the table above is not reduced by the amount of collateral held as part of the transaction with the VIE or any party to the VIE directly against a specific exposure to loss.
Asset-backed commercial paper/loan programs
The MHFG Group manages several asset-backed commercial paper/loan programs that provide its clients with off-balance-sheet
and/or cost-effective financing. The VIEs used in the programs purchase financial assets, primarily receivables, from clients participating in the programs and provide liquidity through the issuance of commercial paper or borrowings from the MHFG Group backed by the financial assets. While customers normally continue to service the transferred receivables, the MHFG Group underwrites, distributes, and makes a market in commercial paper issued by the conduits. The MHFG Group typically provides program-wide liquidity and credit support facilities and, in some instances, financing to the VIEs. The MHFG Group has the power to determine which assets will be held by the VIEs and has an obligation to monitor these assets. The Group is also responsible for liability management. In addition, through the liquidity and credit support facilities provided to the VIEs, the Group has the obligation to absorb losses that could potentially be significant to the VIEs. Therefore, the Group consolidates such VIEs.
Asset-backed securitizations
The MHFG Group acts as an arranger of various types of structured finance schemes to meet its clients’ needs for off-balance-sheet
financing. In substantially all of these structured financing transactions, the transfer of the financial asset by the client is structured to be bankruptcy remote by use of a bankruptcy remote entity, which is deemed to be a VIE because its equity holder does not have decision making rights. The MHFG Group receives fees for structuring and/or distributing the securities sold to investors. In some cases, the MHFG Group itself purchases the securities issued by the entities and/or provides loans to the VIEs.
In addition, the MHFG Group establishes several single-issue and multi-issue special purpose entities that issue collateralized debt obligations (“CDO”) or CLO, synthetic CDO/CLO or other repackaged instruments to meet clients’ and investors’ financial needs. The MHFG Group also arranges securitization transactions including CMBS, RMBS and others. In these transactions, the MHFG Group acts as an underwriter, placement agent, asset manager, derivatives counterparty, and/or investor in debt and equity instruments.
In these cases, the MHFG Group considers that these variable interests are not significant as the MHFG Group does not have material balance sheet or off-balance
exposure at risk related to these variable interests. However, when the MHFG Group has invested in securities issued by the VIEs and/or provides loans to the VIEs and its investment is most part of shares, such variable interests are deemed to be “significant.” In certain VIEs, where the MHFG Group provides liquidity and credit support facilities, writes credit protection or invests in debt or equity instruments in its role as an arranger, servicer, administrator or asset manager, etc., the Group has the power to determine which assets will be held by the VIEs or to manage and monitor these assets. In addition, through the variable interests above, the Group has the obligation to absorb losses and the right to receive benefits that could potentially be significant to the VIEs. Therefore, the Group consolidates such VIEs.
The MHFG Group established certain VIEs to securitize its own mortgage loans. The Group provides servicing for and holds retained subordinated beneficial interests in the securitized mortgage loans. In addition, the Group retains credit exposure in the form of guarantees on these loans. In its role as a servicer, the Group has the power to direct the entity’s activities that most significantly impact the entity’s economic performance by managing defaulted mortgage loans. In addition, through its retained interests and its aforementioned involvement as a guarantor, the Group has the obligation to absorb losses and the right to receive benefits that could potentially be significant to the entity. Therefore, the Group consolidates such VIEs.
The MHFG Group started Tender Option Bond (“TOB”) programs in the fiscal year ended March 31, 2020, which are associated with trusts that hold highly-rated, fixed-rate and tax-exempt
municipal bonds. The trust finances the purchase of their municipal bonds by issuing two types of certificates: (1) short-term puttable and floating-rate certificates (“floaters”), typically purchased by money market funds and (2) certificates that earn all excess cash flow received by the trust after floaters and fees are paid (“residuals”), purchased by the transferor of the municipal bond to the trust as a sponsor. The Group is engaged in two types of TOB trusts: customer TOB trusts and non-customer
TOB trusts. Customer TOB trusts are those for which the residuals are purchased by customers of the Group, whereas the residuals issued by non-customer
TOB trusts are purchased by the Group. Both types of TOB trusts are deemed to be VIEs because its equity holder does not have decision making rights. The MHFG Group considers that it is a “significant” variable interest when the Group has the residuals as a sponsor and/or provides liquidity and credit support facilities. The Group often commits to provide liquidity to customer TOB trusts and the residual holders of customer TOB trusts are obligated to reimburse the Group for any payment the Group makes under those liquidity and credit support facilities. In non-customer
TOB trusts, where MHFG Group holds the residuals as a sponsor, the Group has the power to determine which assets will be held by the VIEs or to manage and monitor these assets. In addition, through the variable interests above, the Group has the obligation to absorb losses and the right to receive benefits that could potentially be significant to the VIEs. Therefore, the Group consolidates such VIEs. Customer TOB trusts are not consolidated in the financial statements of the Group, as the residuals are held by customers and the Group does not have power to determine which assets will be held by the VIEs or to manage and monitor these assets.
Investments in securitization products
The MHFG Group invests in, among other things, various types of CDO/CLO, synthetic CDO/CLO and repackaged instruments, CMBS and RMBS arranged by third parties for the purpose of generating current income or capital appreciation, which all utilize entities that are deemed to be VIEs. By design, such investments were investment grade at issuance and held by a diverse group of investors. The potential loss amounts of the securities and the loans are generally limited to the amounts invested because the Group has no contractual involvement in such VIEs beyond its investments. Since the Group is involved in these VIEs only as an investor, the Group does not ordinarily have the power to direct the VIEs’ activities that most significantly impact the VIEs’ economic performance. Similar to the criteria noted in the asset-backed securitization section, the Group views this investment activity to be “significant” when it has a large investment share and/or provides loans to the VIEs. The Group consolidates VIEs, where the transactions are tailored by the third-party arrangers to meet the Group’s needs as a main investor, who is ultimately deemed to have the power to determine which assets are to be held by the VIEs. The Group also invests in certain beneficial interests issued by VIEs which hold real estate that the Group utilizes. In addition to these variable interests, when the Group has the power including the sole unilateral ability to liquidate the VIEs, the Group consolidates such VIEs.
Investment funds
The MHFG Group invests in various investment funds, including securities investment trusts, which collectively invest in equity and debt securities that include listed Japanese securities and investment grade bonds. Investment advisory companies or fund management companies, including the Group’s subsidiaries and affiliates, administer and make investment decisions about such investment funds. The Group considers that it is a “significant” variable interest when the Group’s investment share is greater than threshold. The Group consolidates certain investment funds where it is deemed to be the primary beneficiary.
The Group determines whether it is the primary beneficiary by evaluating whether it has both (1) the power to make investment decisions about the investment funds and (2) the obligation to absorb losses or the right to receive benefits that could potentially be significant to the investment funds. The Group consolidates certain investment funds where it is deemed to be the primary beneficiary.
Trust arrangements
The MHFG Group offers a variety of asset management and administration services under trust arrangements including security investment trusts, pension trusts and trusts used in the securitization of assets originated by and transferred to third parties. The Group receives trust fees for providing services as an agent or fiduciary on behalf of beneficiaries. In these cases, the MHFG Group considers that these variable interests are not significant except for its specific involvement as noted below;
With respect to guaranteed principal money trust products, the MHFG Group assumes certain risks by providing guarantees for the repayment of principal as required by the trust agreements or relevant Japanese legislation. The MHFG Group manages entrusted funds primarily through the origination of high-quality loans and other credit-related products, investing in investment grade marketable securities such as Japanese government bonds and placing cash with the MHFG Group’s subsidiary trust banks. The Group has the power to determine which assets will be held by the VIEs or to manage these assets. In addition, through the principal guarantee agreements, the Group has the obligation to absorb losses that could potentially be significant to the VIEs. Therefore, the Group consolidates such VIEs. However, the MHFG Group does not consolidate certain guaranteed principal money trusts, which invest all the entrusted funds in the MHFG Group itself, as the Group has determined that it has no variable interests. See Note 23 “Commitments and contingencies” for the balances of guaranteed trust principal that are not consolidated at March 31, 2021 and 2022.
With respect to
non-guaranteed
trust arrangements, the MHFG Group manages and administers assets on behalf of its customers (trust beneficiaries) in the capacity of a trustee and fiduciary. For substantially all non-guaranteed
trust arrangements, the Group generally does not have the power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance or has neither the obligation to absorb losses nor the right to receive benefits that could potentially be significant to the VIEs. Therefore, such trust accounts are not included in the consolidated financial statements of the MHFG Group.

The MHFG Group has established a trust in August 2020, which holds the Group’s housing loans and in turn issues beneficiary interests to the Group, as a result from Special Funds-Supplying Operations implemented by the Bank of Japan to facilitate financing in response to
COVID-19.
The Group pledges the beneficiary interests as a collateral for borrowing from the Bank of Japan. In its role as a servicer, the Group has power to direct the entity’s activities that most significantly impact the entity’s economic performance by managing mortgage loans owned by a trust. The Group considers that it is a “significant” variable interest since the Group can determine which assets will be held by the VIE. In addition, through the beneficiary interest, the Group has the obligation to absorb losses and the right to receive benefits that could potentially be significant to the VIE. Therefore, the Group consolidates the VIE.
Special purpose entities created for structured finance
The MHFG Group is involved in real estate, commercial aircraft and other vessel and machinery and equipment financing to VIEs and financing in securitized receivable. As the Group typically only provides senior financing with credit enhanced by subordinated interests and may sometimes act as an interest rate swap counterparty, the Group has determined that it does not have the power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance, or it does not have significant variable interests. Therefore, the Group does not consolidate such VIEs.
Funding Vehicles
The MHFG Group has established several wholly-owned
off-shore
vehicles which issue securities, typically preferred stock that is fully guaranteed by the MHFG Group, to investors unrelated to the MHFG Group to fund purchases of debt instruments issued by the MHFG Group. These entities are considered VIEs because they lack sufficient equity to finance their activities; however, the MHFG Group’s investment in the vehicles’ equity is not a variable interest because the investment is not considered to be at risk as the entire amount raised by the vehicles was used to purchase debt instruments issued by the MHFG Group. Because the MHFG Group does not have variable interests in these vehicles, the MHFG Group does not consolidate these entities. Debt instruments issued by the MHFG Group, which are included in Long-term debt, were ¥332 billion and ¥
367

billion at March 31, 2021 and 2022, respectively.
Securitization
The MHFG Group engages in securitization activities and securitizes mortgage loans, other loans, government and corporate securities and other types of financial assets in the normal course of business. In these securitization transactions, the Group records the transfer of a financial asset as a sale when all the accounting criteria for a sale under ASC 860 are met. These criteria are (1) the transferred financial assets are legally isolated from the Group’s creditors, (2) the transferee or beneficial interest holder has the right to pledge or exchange the transferred financial assets, and (3) the Group does not maintain effective control over the transferred financial assets. If all the criteria are not met, the transfer is accounted for as a secured borrowing.
For the fiscal years ended March 31, 2020, 2021 and 2022, the MHFG Group neither made significant transfers of financial assets nor recognized significant gains or losses in securitization transactions accounted for as sales. The Group did not retain significant interests in securitization transactions accounted for as sales as of March 31, 2021 and 2022.
There are certain transactions where transfers of financial assets do not qualify for the aforementioned sales criteria and are accounted for as secured borrowings. These transferred assets continue to be carried on the consolidated balance sheets of the MHFG Group. Such assets are associated with securitization transactions and loan participation transactions, which amounted to ¥176 billion and ¥181 billion as of March 31, 2021, and ¥
137

billion and ¥
220
billion as of March 31, 2022, respectively. Liabilities associated with securitization and loan participation transactions are presented as Payables under securities lending transactions and Other short-term borrowings or Long-term debt, respectively, on the consolidated balance sheets.